GuidePath® Growth and Income Fund
Schedule of Investments (Unaudited)
December 31, 2023

Number of Shares		Value
	COMMON STOCKS - 35.07%
	Aerospace & Defense - 0.45%
537	General Dynamics Corp.	$139,443
650	Lockheed Martin Corp.	294,606
		434,049
	Air Freight & Logistics - 0.44%
2,737	United Parcel Service, Inc. - Class B	430,339
	Banks - 1.18%
4,729	Citizens Financial Group, Inc.	156,719
16,079	Huntington Bancshares Inc.	204,525
696	M&T Bank Corp.	95,408
11,327	Regions Financial Corp.	219,517
7,610	Truist Financial Corp.	280,961
4,383	U.S. Bancorp	189,696
		1,146,826
	Beverages - 2.25%
18,927	Coca-Cola Co.	1,115,368
6,305	PepsiCo, Inc.	1,070,841
		2,186,209
	Biotechnology - 1.31%
6,722	AbbVie, Inc.	1,041,708
800	Amgen, Inc.	230,416
		1,272,124
	Building Products - 0.29%
4,837	Johnson Controls International PLC - ADR	278,805
	Capital Markets - 0.87%
466	BlackRock, Inc.	378,299
856	CME Group, Inc.	180,274
3,740	State Street Corp.	289,700
		848,273
	Chemicals - 0.75%
1,334	Air Products and Chemicals, Inc.	365,249
806	CF Industries Holdings, Inc.	64,077
3,196	LyondellBasell Industries NV - Class A - ADR	303,876
		733,202
	Communications Equipment - 0.75%
14,382	Cisco Systems, Inc.	726,579
	Consumer Finance - 0.56%
2,299	Capital One Financial Corp. (a)	301,445
6,405	Synchrony Financial	244,607
		546,052
	Diversified Telecommunication Services - 0.26%
6,783	Verizon Communications, Inc.	255,719
	Electric Utilities - 0.43%
2,158	American Electric Power Co, Inc.	175,273
3,966	Xcel Energy, Inc. (a)	245,535
		420,808
	Electrical Equipment - 1.59%
4,648	Eaton Corp. PLC - ADR	1,119,331
4,356	Emerson Electric Co.	423,969
		1,543,300
	Food & Staples Retailing - 0.36%
13,388	Walgreens Boots Alliance, Inc. (a)	349,561
	Food Products - 0.51%
2,245	Archer-Daniels-Midland Co. (a)	162,134
5,112	General Mills, Inc.	332,996
		495,130
	Health Care Equipment & Supplies - 1.00%
4,803	Abbott Laboratories	528,667
5,367	Medtronic PLC - ADR	442,133
		970,800
	Health Care Providers & Services - 0.44%
5,380	CVS Health Corp.	424,805
	Hotels, Restaurants & Leisure - 2.38%
4,516	McDonald's Corp.	1,339,039
7,210	Starbucks Corp.	692,232
2,189	Yum! Brands, Inc. (a)	286,015
		2,317,286
	Household Products - 1.51%
1,217	Colgate-Palmolive Co.	97,007
1,844	Kimberly-Clark Corp.	224,064
7,792	Procter & Gamble Co.	1,141,840
		1,462,911
	Industrial Conglomerates - 0.66%
3,073	Honeywell International, Inc.	644,438
	Insurance - 0.82%
4,466	Aflac, Inc.	368,445
3,213	Hartford Financial Services Group, Inc.	258,261
894	Travelers Cos., Inc.	170,298
		797,004
	IT Services - 1.31%
1,770	Automatic Data Processing, Inc.	412,357
4,238	International Business Machines Corp.	693,124
1,406	Paychex, Inc.	167,469
		1,272,950
	Leisure Products - 0.11%
2,122	Hasbro, Inc.	108,349
	Machinery - 0.94%
1,152	Cummins, Inc. (a)	275,985
2,419	Illinois Tool Works, Inc.	633,632
		909,617
	Media - 0.91%
15,468	Comcast Corp. - Class C	678,272
38,326	Sirius XM Holdings, Inc. (a)	209,643
		887,915
	Multiline Retail - 0.34%
2,333	Target Corp.	332,266
	Multi-Utilities - 0.90%
3,007	Ameren Corp.	217,526
1,937	Consolidated Edison, Inc.	176,209
1,852	DTE Energy Co.	204,202
3,706	Sempra (a)	276,949
		874,886
	Oil, Gas & Consumable Fuels - 3.91%
5,210	Chevron Corp.	777,124
8,115	ConocoPhillips (a)	941,908
4,468	Coterra Energy, Inc.	114,023
11,355	Exxon Mobil Corp.	1,135,273
18,820	Kinder Morgan, Inc.	331,985
2,175	Marathon Petroleum Corp.	322,683
1,372	Phillips 66	182,668
		3,805,664
	Personal Products - 0.21%
9,417	Kenvue, Inc.	202,748
	Pharmaceuticals - 1.91%
7,325	Johnson & Johnson	1,148,121
24,770	Pfizer, Inc.	713,128
		1,861,249
	Road & Rail - 0.42%
1,675	Union Pacific Corp.	411,414
	Semiconductors & Semiconductor Equipment - 3.26%
811	Analog Devices, Inc.	161,032
1,124	Broadcom, Inc.	1,254,665
5,464	QUALCOMM, Inc.	790,258
5,661	Texas Instruments, Inc.	964,974
		3,170,929
	Specialty Retail - 1.13%
3,165	Home Depot, Inc.	1,096,831
	Technology Hardware, Storage & Peripherals - 0.40%
2,384	Dell Technologies, Inc. - Class C	182,376
6,964	HP, Inc.	209,547
		391,923
	Tobacco - 0.34%
3,504	Philip Morris International, Inc.	329,656
	Trading Companies & Distributors - 0.17%
382	Watsco, Inc. (a)	163,676
	Total Common Stocks (Cost $28,426,149)	34,104,293

	INVESTMENT COMPANIES - 34.46%
	Domestic Equity Funds - 34.41%
146,584	Global X MLP ETF (a)	6,493,671
478,069	Schwab U.S. Large-Cap ETF (a)(b)	26,963,092
		33,456,763
	Domestic Fixed Income Funds - 0.05%
482	SPDR Bloomberg 1-3 Month T-Bill ETF	44,050
	Total Investment Companies (Cost $29,893,506)	33,500,813

	SHORT TERM INVESTMENTS - 30.40%
	Money Market Funds - 30.40%
29,564,878	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.29% (b)(c)	29,564,878
	Total Short Term Investments (Cost $29,564,878)	29,564,878
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 7.55%
7,341,898	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.55% (c)	7,341,898
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $7,341,898)	7,341,898

	Total Investments (Cost $95,226,431) - 107.48%	104,511,882
	Liabilities in Excess of Other Assets - (7.48)%	(7,274,541)
	TOTAL NET ASSETS - 100.00%	$97,237,341

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Seven-day yield as of December 31, 2023.

	Glossary of Terms
ADR	American Depositary Receipt